Prepaid Expenses and Other Current Assets (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid insurance	$ 58,999	$ 61,519	$ 59,349
Prepaid fees and rent	94,041	186,407	28,202
Deposits and advances	588,870	409,604	563,436
Prepaid royalties	755,207	6,250
Other Current Assets	127,107	73,665	44,580
Prepaid Expense and Other Assets, Current	$ 1,624,224	$ 737,445	$ 695,567